COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Provisions	$ 681,092	$ 921,696	$ 182,024
Legal issues
Provisions
Provisions	32,557	44,993	64,226
Labor lawsuits
Provisions
Provisions	29,552	38,151	35,929
Tax
Provisions
Provisions	113,303	106,029	27,759
Eventual commitments
Provisions
Provisions	8,634	499	2,505
Judicial Deposits
Provisions
Provisions	22,303	21,465	20,553
Restructuring Provision
Provisions
Provisions		680,703
Unused Balances Credit Cards
Provisions
Provisions	206,812
Deceased ANSES
Provisions
Provisions	225,387
Others
Provisions
Provisions	$ 42,544	$ 29,856	$ 31,052